Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Debt Disclosure [Abstract]
Secured convertible promissory note			$ 500
Less: current portion			(500)
Long-term debt, net of current portion